Financial instruments (Details 4)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Financial instruments [Line Items]
Total Gross Book Value	$ 464,855,000	$ 446,875,000
Credit exposure	$ 21,668	$ 20,811
Uncollateralized Portfolio [Member]
Financial instruments [Line Items]
Number of customers under no renegotiated terms | Pure	6,728,000	10,274
Portfolio under no renegotiated terms	$ 442,340,000	$ 422,380,000
Number of customers under renegotiated terms | Pure	1,232,000	1,074
Portfolio under renegotiated terms, gross	$ 3,330,000	$ 5,020,000
Between 1 and 30 days [Member]
Financial instruments [Line Items]
Expected credit loss rate	0.00%	0.00%
Total Gross Book Value	$ 18,495,000	$ 42,434,000
Credit exposure	$ 0	$ 0
Between 1 and 30 days [Member] | Uncollateralized Portfolio [Member]
Financial instruments [Line Items]
Number of customers under no renegotiated terms | Pure	1,284,000	1,598
Portfolio under no renegotiated terms	$ 17,899,000	$ 41,510,000
Number of customers under renegotiated terms | Pure	390,000	376
Portfolio under renegotiated terms, gross	$ 596,000	$ 924,000
Between 31 and 60 days [member]
Financial instruments [Line Items]
Expected credit loss rate	87.00%	0.00%
Total Gross Book Value	$ 8,181,000	$ 9,085,000
Credit exposure	$ 7,147	$ 0
Between 31 and 60 days [member] | Uncollateralized Portfolio [Member]
Financial instruments [Line Items]
Number of customers under no renegotiated terms | Pure	940,000	824
Portfolio under no renegotiated terms	$ 8,063,000	$ 8,813,000
Number of customers under renegotiated terms | Pure	154,000	130
Portfolio under renegotiated terms, gross	$ 118,000	$ 272,000
Between 61 and 90 days [member]
Financial instruments [Line Items]
Expected credit loss rate	100.00%	27.00%
Total Gross Book Value	$ 2,222,000	$ 3,859,000
Credit exposure	$ 2,222	$ 1,061
Between 61 and 90 days [member] | Uncollateralized Portfolio [Member]
Financial instruments [Line Items]
Number of customers under no renegotiated terms | Pure	661,000	756
Portfolio under no renegotiated terms	$ 2,147,000	$ 3,740,000
Number of customers under renegotiated terms | Pure	41,000	50
Portfolio under renegotiated terms, gross	$ 75,000	$ 119,000
More than 91 days [member]
Financial instruments [Line Items]
Expected credit loss rate	100.00%	74.00%
Total Gross Book Value	$ 12,299,000	$ 26,514,000
Credit exposure	$ 12,299	$ 19,750
Between 121 and 150 days [member] | Uncollateralized Portfolio [Member]
Financial instruments [Line Items]
Number of customers under no renegotiated terms | Pure	85,000	182
Portfolio under no renegotiated terms	$ 385,000	$ 2,914,000
Number of customers under renegotiated terms | Pure	16,000	22
Portfolio under renegotiated terms, gross	$ 29,000	$ 56,000
Between 151 and 180 days [member] | Uncollateralized Portfolio [Member]
Financial instruments [Line Items]
Number of customers under no renegotiated terms | Pure	49,000	443
Portfolio under no renegotiated terms	$ 177,000	$ 5,602,000
Number of customers under renegotiated terms | Pure	21,000	45
Portfolio under renegotiated terms, gross	$ 176,000	$ 75,000
Between 181 and 210 days [member] | Uncollateralized Portfolio [Member]
Financial instruments [Line Items]
Number of customers under no renegotiated terms | Pure	14,000	365
Portfolio under no renegotiated terms	$ 1,289,000	$ 4,470,000
Number of customers under renegotiated terms | Pure	41,000	27
Portfolio under renegotiated terms, gross	$ 231,000	$ 45,000
Between 211 and 250 days [member] | Uncollateralized Portfolio [Member]
Financial instruments [Line Items]
Number of customers under no renegotiated terms | Pure	12,000	682
Portfolio under no renegotiated terms	$ 107,000	$ 112,000
Number of customers under renegotiated terms | Pure	101,000	29
Portfolio under renegotiated terms, gross	$ 242,000	$ 138,000
More than 250 days [member] | Uncollateralized Portfolio [Member]
Financial instruments [Line Items]
Number of customers under no renegotiated terms | Pure	1,756,000	1,837
Portfolio under no renegotiated terms	$ 7,258,000	$ 3,050,000
Number of customers under renegotiated terms | Pure	305,000	350
Portfolio under renegotiated terms, gross	$ 1,148,000	$ 2,631,000
Current [member]
Financial instruments [Line Items]
Expected credit loss rate	0.00%	0.00%
Total Gross Book Value	$ 404,473,000	$ 345,508,000
Credit exposure	$ 0	$ 0
Current [member] | Uncollateralized Portfolio [Member]
Financial instruments [Line Items]
Number of customers under no renegotiated terms | Pure	1,429,000	3,039
Portfolio under no renegotiated terms	$ 403,805,000	$ 344,802,000
Number of customers under renegotiated terms | Pure	136,000	23
Portfolio under renegotiated terms, gross	$ 668,000	$ 706,000
Between 91 and 120 days [member] | Uncollateralized Portfolio [Member]
Financial instruments [Line Items]
Number of customers under no renegotiated terms | Pure	498,000	548
Portfolio under no renegotiated terms	$ 1,210,000	$ 7,367,000
Number of customers under renegotiated terms | Pure	27,000	22
Portfolio under renegotiated terms, gross	$ 47,000	$ 54,000